Intangible Assets and Goodwill, Net	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Intangible Assets and Goodwill, net

16. Intangible Assets and Goodwill, net

The movement of intangible assets and related accumulated amortization as of December 31, 2020, 2021 and 2022 is as follows:

In thousands of soles	Goodwill	Trade-marks	Concession rights	Contractual relations with clients	Software	Costs of development of wells	Land use rights	Other assets	Total
Cost
Balance at January 1, 2020	93,887	92,786	710,290	72,810	63,278	558,530	13,288	113,057	1,717,926
Additions	-	-	4,412	-	1,526	37,994	-	6,473	50,405
Capitalization of interest expenses	-	-	-	-	-	-	-	1,105	1,105
Transfers from assets under construction	-	-	-	-	(64)	(25)	-	-	(89)
Disposal	-	-	-	-	(1,413)	-	-	-	(1,413)
Reclassifications	-	(84)	(24,157)	-	74	-	-	10	(24,157)
Translations adjustments	1,579	7,810	-	4,732	470	-	-	-	14,591
At December 31, 2020	95,466	100,512	690,545	77,542	63,871	596,499	13,288	120,645	1,758,368
Balance at January 1, 2021	95,466	100,512	690,545	77,542	63,871	596,499	13,288	120,645	1,758,368
Additions	-	-	6,185	-	10,312	45,518	-	5,726	67,741
Capitalization of interest expenses	-	-	-	-	-	-	-	609	609
Disposal	-	-	(1,921)	-	(11,014)	(313,110)	-	-	(326,045)
Subsidiary deconsolidation	-	-	-	-	(17,646)	-	-	-	(17,646)
Translations adjustments	(1,866)	(4,984)	-	(3,387)	(284)	-	-	-	(10,521)
At December 31, 2021	93,600	95,528	694,809	74,155	45,239	328,907	13,288	126,980	1,472,506
Balance at January 1, 2022	93,600	95,528	694,809	74,155	45,239	328,907	13,288	126,980	1,472,506
Additions	-	-	6,973	-	10,207	144,887	-	3,090	165,157
Disposal	-	-	-	(111)	(3,554)	-	-	-	(3,665)
Reclassifications	-	-	(15,596)	-	-	-	-	(13,504)	(29,100)
Transfers	-	-	367	-	76	-	-	7	450
Translations adjustments	(7,603)	(8,279)	-	(2,525)	(479)	-	-	-	(18,886)
At December 31, 2022	85,997	87,249	686,553	71,519	51,489	473,794	13,288	116,573	1,586,462

In thousands of soles	Goodwill	Trade-marks	Concession rights	Contractual relations with clients	Software	Costs of development of wells	Land use rights	Other assets	Total
Accumulated amortization and impairment
Balance at January 1, 2020	(36,520)	(22,091)	(266,340)	(72,309)	(41,891)	(364,556)	(2,468)	(57,524)	(863,699)
Amortization	-	-	(52,408)	-	(6,037)	(36,942)	-	(3,234)	(98,621)
Disposal	-	-	-	-	921	-	-	-	921
Translations adjustments	-	-	-	(4,710)	(269)	-	-	-	(4,979)
At December 31, 2020	(36,520)	(22,091)	(318,748)	(77,019)	(47,276)	(401,498)	(2,468)	(60,758)	(966,378)
Balance at January 1, 2021	(36,520)	(22,091)	(318,748)	(77,019)	(47,276)	(401,498)	(2,468)	(60,758)	(966,378)
Amortization	-	-	(54,304)	-	(7,269)	(40,501)	-	(4,438)	(106,512)
Disposal	-	-	1,059	-	9,189	313,108	-	-	323,356
Subsidiary deconsolidation	-	-	-	-	16,895	-	-	-	16,895
Translations adjustments	-	-	-	3,361	163	-	-	-	3,524
At December 31, 2021	(36,520)	(22,091)	(371,993)	(73,658)	(28,298)	(128,891)	(2,468)	(65,196)	(729,115)
Balance at January 1, 2022	(36,520)	(22,091)	(371,993)	(73,658)	(28,298)	(128,891)	(2,468)	(65,196)	(729,115)
Amortization	-	-	(55,096)	-	(3,619)	(37,672)	-	(5,648)	(102,035)
Disposal	-	-	-	-	2,852	-	-	-	2,852
Reclassifications	-	-	15,596	-	-	-	-	13,504	29,100
Transfers	-	-	(272)	-	-	-	-	-	(272)
Impairment loss	-	(2,530)	-	-	-	-	-	-	(2,530)
Translations adjustments	-	-	-	2,422	452	-	-	-	2,874
At December 31, 2022	(36,520)	(24,621)	(411,765)	(71,236)	(28,613)	(166,563)	(2,468)	(57,340)	(799,126)

Carrying amounts
At January 1, 2020	57,367	70,695	443,950	501	21,387	193,974	10,820	55,533	854,227
At December 31, 2020	58,946	78,421	371,797	523	16,595	195,001	10,820	59,887	791,990
At December 31, 2021	57,080	73,437	322,816	497	16,941	200,016	10,820	61,784	743,391
At December 31, 2022	49,477	62,628	274,788	283	22,876	307,231	10,820	59,233	787,336

A. Goodwill

Corporation’s Management reviews the performance of its businesses based on the economic activity performed. As of December 31, the goodwill of cash generating units (CGUs) is distributed as follows:

In thousands of soles	2020	2021	2022
Engineering and construction	38,211	36,344	28,741
Electromechanical	20,735	20,736	20,736
	58,946	57,080	49,477

As of December 31, 2022, goodwill consists of an accumulated cost of S/123.8 million, accumulated impairment of S/53.2 million and a decrease due to translation effect of S/13.5 million.

As a result of Management’s annual impairment tests on goodwill, the recoverable value of cash-generating units was determined based on the greater their value in use and fair value less disposal costs. The value in use was determined based on the expected future cash flows generated by the evaluation of CGUs.

As a result of these evaluations in 2020, 2021 and 2022, no impairment was identified.

The main assumptions used by the Corporation to determine the recoverable value are the following:

	Engineering
	and	Electro-
In percentage	construction	mechanical
2020
Gross margin	12.50%	9.36%
Terminal growth rate	3.00%	2.00%
Discount rate	11.06%	11.77%
2021
Gross margin	11.10%	9.04%
Terminal growth rate	3.30%	0.00%
Discount rate	11.97%	13.28%
2022
Gross margin	9.23%	8.13%
Terminal growth rate	3.80%	0.00%
Discount rate	17.66%	14.89%

Discount rate

The discount rate is the cost of capital applied to determine the present value of a future payment.

Growth rate

Market-based and generally in line with projected long-term inflation for the countries in which each CGU operates.

Perpetual growth rate

The rate used to calculate the terminal or residual value in the valuation of the business.

These assumptions have been used for the analysis of each CGUs for a five-year period considering a recovery residual value without any growth.

Management determines budgeted gross margins based on past profit loss and market development expectations. Average growth rates are consistent with those prevailing in the industry. The discount rates used are pre-tax, as applicable, and reflect the specific risks associated with the CGUs evaluated.

B. Trademarks

As of December 31, 2022, this item includes the trademarks acquired in the business combination processes with Vial y Vives S.A.C. for S/ 42 million (S/ 47.4 million as of December 31, 2021) and Morelco S.A.S. for S/ 20.6 million (S/ 26.1 million as of December 31, 2021). Management determined that the Vial y Vives and Morelco trademarks have indefinite useful lives, consequently, these intangible assets are tested annually for impairment using the methodology of saving in the payment of license fees or royalties.

As of December 31, 2021, Vial y Vives – DSD trademark had an accumulated impairment of S/ 22.1 million and during the year 2022 it was impaired by an additional amount of S/ 2.5 million. At the end of 2022, the accumulated impairment amounts to S/ 24.6 million.

The main assumptions used by the Corporation to determine fair value less costs of sales are the following:

	Engineering
	and construction
In percentage	Morelco S.A.S.	Vial y Vives - DSD
2020
Average revenue growth rate	7.60%	5.00%
Terminal growth rate	3.00%	2.10%
Discount rate	11.06%	13.16%
2021
Average revenue growth rate	23.16%	5.00%
Terminal growth rate	3.30%	3.00%
Discount rate	11.97%	17.60%
2022
Average revenue growth rate	43.19%	9.03%
Terminal growth rate	3.80%	3.00%
Discount rate	17.66%	15.82%

Discount rate

The discount rate is the cost of capital applied to determine the present value of a future payment.

Growth rate

Market-based and generally in line with projected long-term inflation for the countries in which each CGU operates.

Perpetual growth rate

The rate used to calculate the terminal or residual value in the valuation of the business.

C. Concessions

As of December 31, it mainly comprises the intangible assets of the subsidiary Red Vial 5 S.A. and is made up of:

In thousands of soles	2021	2022
Capitalization of second roadway	240,279	200,233
EPC Contract	46,719	38,933
Implementation for road safety	10,179	11,526
Road improvement	11,795	10,997
Disbursements for land acquisition	4,883	4,836
Construction of the second tranche of the “Ancon- Huacho-Pativilca” highway	2,919	2,394
Other intangible assets contracted for the delivery process	5,118	4,823
Total Red Vial 5 S.A.	321,892	273,742
Other concessions	924	1,046
	322,816	274,788

D. Well development cost

The Company, through is subsidiary Unna Energia S.A., has been operating and extracting oil from two fields (Lot I and Lot V). Lot V is operated under a long-term service agreement, under which the Company provides hydrocarbon extraction services to the Government. Lot I agreement ended in 2021 and Lot V is expiring in October 2023.

On December 10, 2014, the Peruvian Government granted to the Company the right to exploit oil Lots III and IV for thirty (30) years. The investment committed is estimated in US$ 435 million corresponding to the drilling of 230 wells in Lot III and 330 wells in Lot IV. The drilling work started in November 2016 in Lot IV and the first drilling campaign in Lot III started in June 2022.

The lots are amortized based on the useful lives of the wells (determined in the remaining terms for Lot V and the units produced for Lots III and IV), until the termination of the agreements with Perupetro S.A.

E. Other assets

Mainly corresponds to investments committed in the subsidiary Unna Energia S.A. through Consorcio TP in the execution of the investment commitment arising from the Central and North Terminals Operation contracts. At the end of the contract term, Unna Energia S.A. will transfer in favor of the contractor at zero value, the facilities and goods resulting from the execution of the investment commitment.

F. Amortization of intangible assets

Amortization of intangibles is broken down in the consolidated statements of profit or loss as follows:

In thousands of soles	Note	2020	2021	2022
Cost of sales		93,135	101,578	99,210
Administrative expenses		4,138	3,642	2,825
Sub total	25	97,273	105,220	102,035
(+) Amortization discontinued operations		1,348	1,292	-
		98,621	106,512	102,035